Investments In Affiliated Companies, Partnership And Other Companies (Investments In Affiliated Companies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments In Affiliated Companies, Partnership And Other Companies [Abstract]
Companies accounted for under the equity method	$ 105,914	$ 86,069
Companies accounted for on a cost basis	4,245	3,745
Investments in affiliated companies	$ 110,159	$ 89,814